BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Basis of presentation (Details) shares in Millions	Dec. 11, 2020 shares
Basis Of Preparation And Significant Accounting Policies Abstract [Abstract]
Number of additional shares issued (in shares)	215.2